Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
8.	Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock consisted of the following (in thousands, except share amounts) as of December 31, 2020:

Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value at December 31, 2020	Aggregate Liquidation Preference
Series A-1	746,426	746,426	$238	$305
Series A-2	9,869,218	8,805,587	4,147	4,399
Series B	3,968,775	3,968,775	3,980	4,421
Series C-1	43,278,699	42,153,822	20,975	22,297
Series C-2	26,537,826	26,537,826	15,390	15,000
Series C-3	24,605,790	24,605,790	14,973	15,000
Series D	95,191,755	95,191,755	67,336	67,500

Total	204,198,489	202,009,981	$127,039	$128,922

Classification
The Company classified its redeemable convertible preferred stock as mezzanine equity on the condensed consolidated balance sheets as the shares were contingently redeemable with passage of time or upon deemed liquidation events, such as a change in control. As only the passage of time is required for Series B,
C-1,
C-2,
C-3,
and D preferred stock to become redeemable, the Company is accreting the carrying value of the preferred stock shares to their redemption value, using the effective interest method, over the period from issuance to the earliest payment dates. With respect to Series
A-1
and
A-2,
no accretion was recorded during the six months ended June 30, 2021 and 2020, as a deemed liquidation event was not probable. Amounts recorded for the accretion of redeemable convertible preferred stock during the six months ended June 30, 2021 and 2020 were $129,000 and $256,000, respectively. The accretion is recorded as a deemed dividend and a charge to additional paid-in
capital.
In April 2021, immediately prior to the completion of the IPO (see Note 1), all outstanding shares of redeemable convertible preferred stock were automatically converted into 12,605,800 shares of common stock. Upon conversion into common stock, the carrying value of the redeemable convertible preferred stock of $127.2 million was reclassified to equity.

8.	Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock as of December 31, 2019 consisted of the following (in thousands, except share amounts):

Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value at December 31, 2019	Aggregate Liquidation Preference
Series A-1	746,426	746,426	$238	$305
Series A-2	9,869,218	8,509,579	3,876	4,251
Series B	3,968,775	3,590,664	3,234	4,000
Series C-1	43,278,699	42,153,822	20,648	22,297
Series C-2	26,537,826	26,537,826	15,390	15,000
Series C-3	24,605,790	24,605,790	14,965	15,000
Series D	95,191,755	95,191,755	67,296	67,500

Total	204,198,489	201,335,862	$125,647	$128,353

Redeemable convertible preferred stock as of December 31, 2020 consisted of the following (in thousands, except share amounts):

Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value at December 31, 2020	Aggregate Liquidation Preference
Series A-1	746,426	746,426	$238	$305
Series A-2	9,869,218	8,805,587	4,147	4,399
Series B	3,968,775	3,968,775	3,980	4,421
Series C-1	43,278,699	42,153,822	20,975	22,297
Series C-2	26,537,826	26,537,826	15,390	15,000
Series C-3	24,605,790	24,605,790	14,973	15,000
Series D	95,191,755	95,191,755	67,336	67,500

Total	204,198,489	202,009,981	$127,039	$128,922

The holders of redeemable convertible preferred stock have various rights and preferences as follows:

Conversion	Rights
Each share of redeemable convertible preferred stock is convertible into such number of fully paid shares of common stock as is determined by dividing the original issue price by the conversion price in effect at the time of conversion. As of December 31, 2019 and 2020, each share of Series
A-1,
A-2,
C-1,
C-2,
C-3,
and D preferred stock is convertible into one share of common stock. Each share of Series B preferred stock is convertible into 0.12863 shares of common stock. The conversion rates are subject to adjustment upon any future stock splits or stock combinations, reclassifications or exchanges of similar stock, or upon a reorganization, merger or consolidation of the Company. In addition, the conversion rate for each series of preferred stock will be reduced upon the issuance or sale by the Company of common shares or instruments convertible or exercisable into common shares, for consideration or with an exercise price that is less than the conversion price applicable to such series. Such reduction may result in recognition by the Company of a deemed dividend to preferred stockholders, if the resulting conversion price is less than the fair value per share of common stock as of the date preferred stock was issued.
Conversion can occur at any time at the option of each holder. In addition, all shares of preferred stock will convert automatically upon (1) the closing of a firm-commitment underwritten public offering, at a per share price of at least $1.0636, resulting in at least $50.0 million in net proceeds, or a Qualified Public Offering, or (2) by vote or written consent of the holders of a majority of the then outstanding shares of Series B,
C-1,
C-2,
C-3
and D preferred stock.

Dividends
The holders of shares of Series
A-1,
A-2,
B,
C-1,
C-2,
C-3
and D preferred stock are entitled to receive 8% dividends, when, if, and as declared by the Company’s board of directors. Dividends are non-cumulative,
and none were declared as of December 31, 2019. Preferred stockholders are also entitled to participate on an as-converted
into common stock, pari-passu together with common stockholders, in distributions of any additional dividends.

Liquidation
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, the holders of Series
C-1,
C-2,
C-3
and D preferred stock are entitled to receive, pro rata, prior and in preference to distributions to the holders of any other shares, an amount equal to the original issuance price ($0.5289, $0.5652, $0.6096 and $0.7091, respectively) per share plus all declared but unpaid dividends, if any. After the payment in full to the holders of Series
C-1,
C-2,
C-3
and D preferred stock, the holders of Series B preferred stock are entitled to receive, pro rata, prior and in preference to distributions to the holders of any other shares, an amount equal to the original issuance price ($1.1140) per share plus all declared but unpaid dividends, if any. After the payment in full to the holders of Series B preferred stock, the holders of Series
A-1
and Series
A-2
preferred stock shares are entitled to receive, pro rata, prior and in preference to distributions to the holders of common shares, an amount equal to the original issuance price ($0.4091 for Series
A-1
and $0.4996 for Series
A-2)
per share plus all declared but unpaid dividends, if any. In each case, the amounts to be distributed are subject to adjustment for stock splits, stock dividends or distributions, recapitalizations, and similar events. Upon completion of the payment of the full liquidation preference of preferred stock, the remaining assets of the Company, if any, will be distributed among the holders of preferred stock and common stock, pro rata on an as-converted
basis, subject to maximum participation amounts for each class of preferred shares. A change in control of the Company or a sale of all or substantially all of its assets is deemed to be an event triggering payment of liquidation preferences.

Redemption
Series B,
C-1,
C-2
and
C-3
preferred stock can be redeemed upon election, at any time on or after December 3, 2023, by the holders of a majority, voting together as a single class on an as-converted
basis, of the outstanding shares of Series B and Series
C-1,
C-2
and
C-3
preferred stock. Series D preferred stock can be redeemed upon election, at any time on or after December 3, 2023, by the holders of a majority of the outstanding shares of Series D preferred stock. Redemption amounts will equal the original issue price of such shares, plus any declared but unpaid dividends, and will occur in three annual installments commencing not more than sixty days after the receipt by the Company of the redemption election.

Voting	Rights
Each share of preferred stock has a number of votes equal to the number of shares of common stock into which it is convertible. The holders of Series
A-1
and Series
A-2
preferred stock, voting together, are entitled to elect one member of the Company’s board of directors. The holders of Series
C-1,
C-2
and
C-3
preferred stock, voting together, are entitled to elect three members of the Company’s board of directors. The holders of Series D preferred stock are entitled to elect two members of the Company’s board of directors. The holders of common stock have the right to elect one member of the Company’s board of directors. The holders of common stock and preferred stock, voting together as a single class on an as-converted
basis, are entitled to elect the remaining members of the board of directors.

Classification
The Company has classified its redeemable convertible preferred stock as mezzanine equity on the consolidated balance sheets as the shares are contingently redeemable with passage of time or upon deemed liquidation events, such as a change in control. As only the passage of time is required for Series B,
C-1,
C-2,
C-3,
and D preferred stock to become redeemable, the Company is accreting the carrying value of the preferred stock shares to their redemption value, using the effective interest method, over the period from issuance to the earliest payment dates. With respect to Series
A-1
and
A-2,
no accretion was recorded during 2019 and 2020, as a deemed liquidation event was not probable. Amounts recorded for the accretion of redeemable convertible preferred stock during the years ended December 31, 2019 and 2020 were $505,000 and $518,000, respectively. The accretion is recorded as a deemed dividend and a charge to additional paid-in
capital.